Income Taxes - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Income tax expense (benefit)		$ 6,573	$ (30)	$ 37
Effective income tax rate reconciliation, percent		(7.20%)	(0.10%)	0.10%
Deferred tax assets, net	$ 89,900	$ 85,218	$ 0
Additional Paid-in Capital
Income Tax Disclosure [Line Items]
Income tax effects allocated directly to equity, equity transactions	1,900
Other Noncurrent Liabilities
Income Tax Disclosure [Line Items]
Deferred tax assets, net	$ 88,100